LONG-TERM DEBT - Roll forward (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt
Beginning balance		$ 463,920	$ 554,296
Accretion of convertible notes		5,584	5,568
Proceeds from borrowing on loan facility		16,000
Repayment of loan facility		(226,667)	(98,000)
Amortization of loan facility transaction costs		3,788	1,989
Reversal of loan facility transaction costs			67
Repayment of credit facility		(226,667)	(98,000)
Ending balance		262,625	463,920
Current portion of long-term debt		(66,667)	(66,667)
Non-current portion of long term debt		195,958	397,253
Term facility
Long-Term Debt
Beginning balance		197,763	246,783
Repayment of loan facility		(66,667)	(50,000)
Amortization of loan facility transaction costs		849	952
Reversal of loan facility transaction costs			28
Repayment of credit facility		(66,667)	(50,000)
Ending balance		131,945	197,763
Current portion of long-term debt		(66,667)
Non-current portion of long term debt		65,278
Revolving facility
Long-Term Debt
Beginning balance		178,439	225,363
Proceeds from borrowing on loan facility		16,000
Repayment of loan facility	$ (16,000)	(160,000)	(48,000)
Amortization of loan facility transaction costs		2,939	1,037
Reversal of loan facility transaction costs			39
Repayment of credit facility	$ (16,000)	(160,000)	(48,000)
Ending balance		37,378	178,439
Non-current portion of long term debt		37,378
Convertible notes
Long-Term Debt
Beginning balance		87,718	82,150
Accretion of convertible notes		5,584	5,568
Ending balance		93,302	$ 87,718
Non-current portion of long term debt		$ 93,302